ALLOWANCE FOR DOUBTFUL ACCOUNTS (Tables)	12 Months Ended
Dec. 31, 2017
ALLOWANCE FOR DOUBTFUL ACCOUNTS.
Schedule of movement of the allowance for doubtful accounts receivable
	For the years ended December 31,
	2015	2016	2017
Balance, beginning of the year	5,969,648	7,611,244	9,159,321
Provision for doubtful accounts	1,641,596	1,548,077	5,288,403
Balance, end of the year	7,611,244	9,159,321	14,447,724